Notes Receivable (Details Narrative) - USD ($)					12 Months Ended
	Aug. 22, 2022	May 14, 2021	Feb. 21, 2021	Feb. 19, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jun. 01, 2022
Financing Receivable, Modified [Line Items]
Note receivable principal				$ 206,000	$ 206,000
Debt stated percentage				6.50%				12.50%
Notes receivable					190,000	$ 5,081,000
Debt maturity date, description				August 19, 2022 later amended to February 19, 2024
Current portion of notes receivable					16,000	197,000	$ 204,000
Promissory Note 1 [Member]
Financing Receivable, Modified [Line Items]
Note receivable principal			$ 206,000		206,000
Debt stated percentage			6.50%
Debt maturity date	Aug. 19, 2023		Aug. 19, 2022
Debt principal and interest					206,000	197,000
Notes receivable current					16,000
Notes receivable					190,000
Promissory Note 2 [Member]
Financing Receivable, Modified [Line Items]
Debt stated percentage		6.50%
Debt maturity date		May 14, 2023
Notes receivable					$ 0	$ 5,081,000
Debt face amount		$ 5,000,000
Promissory Note 2 [Member] | Maximum [Member]
Financing Receivable, Modified [Line Items]
Debt stated percentage		18.00%						100.00%